UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6076

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: December 31, 2020

Item 1. Reports to Stockholders.

(a)

Annual Report

December 31, 2020

LHA Market StateTM Alpha Seeker ETF

Ticker: MSVX

LHA Market StateTM Tactical Beta ETF

Ticker: MSTB

Beginning on January 1, 2022, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Funds’ reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

LHA Market StateTM Shares

Dear Shareholder,

This annual report reflects the Funds’ performance for the period of May 13, 2020 through December 31, 2020 (the “current fiscal period”) for LHA Market StateTM Alpha Seeker ETF (“MSVX”) and September 29, 2020 through December 31, 2020 (the “current fiscal period”) for LHA Market StateTM Tactical Beta ETF (“MSTB”).

US Equity markets reached all-time highs despite a record contraction in the economy. Yields neared all-time lows while debt exploded worldwide. COVID-19 has resulted in millions of deaths and global economies have been severely damaged by government mandated shutdowns. Despite the unprecedented introduction of vaccines, the prospect of continued economic disruption remains a high probability. In addition, many of the year’s hottest IPOs have never posted a profit, a factor that has gotten little attention from rank and file investors. From a fundamental perspective, little about 2020 made much sense. Several market and economic considerations are presented below:

Little Harbor Advisors, LLC | 30 Doaks Lane ● Marblehead, MA 01945 | www.LittleHarborAdvisors.com

SPX is the ticker symbol for the S&P 500® Index.

Little Harbor Advisors, LLC | 30 Doaks Lane ● Marblehead, MA 01945 | www.LittleHarborAdvisors.com

Fortunately, our process is about responding to markets as they are, not as we think they should be. Conviction can be useful when investing, but in a nauseating year that saw markets ricochet from the fastest bear market in history to one of the most spectacular recoveries of the past century, flexibility was key.

MSVX – TIMING IS EVERYTHING

MSVX may be described as an absolute return strategy that seeks to provide positive returns across multiple market cycles for purposes of portfolio diversification. From its inception on May 13, 2020 through December 31, 2020 in a challenging year for tactical strategies, MSVX’s Net Asset Value (“NAV”) declined by 3.62% as its introduction in May was too late to capitalize on the opportunities presented earlier in the year (prior related performance may be viewed in the prospectus). MSVX’s market value declined 3.67% during the current fiscal period. The S&P 500® (TR) Index increased 34.67% during the current fiscal period.

From the lowest to the highest VIX readings in history over the past decade, MSVX has powerful diversifying exposure characteristics that can act like a hedge during crisis periods, but also seek to provide return in calm markets when dedicated hedges often suffer substantial losses. This profile has the potential to add distinct optionality that can improve the risk / reward tradeoff of a traditional diversified portfolio.

MSTB – IN LINE WITH EXPECTATIONS

In one of the most challenging environments in recent memory, the MSTB had a net return of 9.65% on a NAV basis during the current fiscal period since its inception on September 29, 2020. MSTB’s market value returned 10.13% during the current fiscal period. The S&P 500® (TR) Index increased 13.08% during the current fiscal period The strategy behind MSTB deployed hedging during the crisis and just as importantly, removed it during the ensuing rally as its introduction in September was too late to capitalize on the opportunities presented earlier in the year (prior related performance

Little Harbor Advisors, LLC | 30 Doaks Lane ● Marblehead, MA 01945 | www.LittleHarborAdvisors.com

may be viewed in the prospectus). Notably, the 2020 results were produced with less than 100% up-capture, a hallmark of an investment approach that seeks better results through limiting losses rather than magnifying gains.

We thank you once again for your support and confidence and are optimistic that MSVX and MSTB will continue to fulfill expectations in 2021.

Sincerely,

Jeff Landle, CFA
Chief Investment Officer

Must be proceeded or accompanied by a current prospectus.

Past performance does not guarantee future results.

Little Harbor Advisors, LLC | 30 Doaks Lane ● Marblehead, MA 01945 | www.LittleHarborAdvisors.com

This information is provided for informational purposes only. This is not an offer to sell or a solicitation of an offer to buy an interest in any investment fund or for the provision of any investment management or advisory services. Investing involves risk. Principal loss is possible.

Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV, and are not individually redeemed from the particular fund. Brokerage commissions will reduce returns. MSVX and MSTB (each referred to as a “Fund”) will use future contracts. The potential loss of principal in regard to futures contracts can be in amounts greater than the initial amount invested in the futures contract. The Funds will invest in other ETFs which involves additional risks such as limited liquidity and greater volatility.

The Funds’ holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security. Please see the Schedules of Investments in this report for a complete list of the Funds’ holdings.

The Cboe Volatility Index® (VIX®) is a leading measure of market expectations of near-term volatility conveyed by S&P 500® Index (SPX) option prices. It is not possible to invest directly in an index.

The S&P 500® Index is an unmanaged index containing common stocks of 500 industrial, transportation, utility, and financial companies, regarded as generally representative of the U.S. stock market. The index return reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. It is not possible to invest directly in an index.

Up-capture measures the percentage of market gains captured by an investment manager when markets have increased in value. Down-capture measures the percentage of market losses endured by an investment manager when markets have declined in value.

M2 is a measure of the money supply that includes cash, checking deposits, and easily convertible near money. M2 is a broader measure of the money supply than M1, which just includes cash and checking deposits.

Opinions expressed are subject to change at any time, are not guaranteed, and should not be considered investment advice. Diversification does not assure a profit, nor does it protect against a loss in a declining market.

MSVX and MSTB are distributed by Quasar Distributors, LLC. No other products mentioned are distributed by Quasar Distributors, LLC.

Little Harbor Advisors, LLC | 30 Doaks Lane ● Marblehead, MA 01945 | www.LittleHarborAdvisors.com

LHA Market StateTM Alpha Seeker ETF

Performance Summary
(Unaudited)

Growth of $10,000

Cumulative Returns December 31, 2020	Since Inception (5/13/2020)
LHA Market StateTM Alpha Seeker ETF - NAV	-3.62%
LHA Market StateTM Alpha Seeker ETF - Market	-3.67%
S&P 500® Index	34.67%

This chart illustrates the performance of a hypothetical $10,000 investment made on May 13, 2020 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends. It is not possible to invest directly in an index.

The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated May 8, 2020, is 1.16%. For performance information current to the most recent month-end, please visit the funds website at www.lhafunds.com.

LHA Market StateTM Tactical Beta ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

Cumulative Returns December 31, 2020	Since Inception (9/29/2020)
LHA Market StateTM Tactical Beta ETF - NAV	9.65%
LHA Market StateTM Tactical Beta ETF - Market	10.13%
S&P 500® Index	13.08%

This chart illustrates the performance of a hypothetical $10,000 investment made on September 29, 2020, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends. It is not possible to invest directly in an index.

The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated September 28, 2020, is 1.18%. For performance information current to the most recent month-end, please visit the funds website at www.lhafunds.com.

LHA Market StateTM Shares

Portfolio Allocation

As of December 31, 2020 (Unaudited)

LHA Market StateTM Alpha Seeker ETF

Security Type	Percentage of Net Assets
Short-Term Investments	91.9%
Exchange-Traded Funds	10.2
Liabilities in Excess of Other Assets	(2.1)
Total	100.0%

LHA Market StateTM Tactical Beta ETF

Security Type	Percentage of Net Assets
Exchange-Traded Funds	66.2%
Short-Term Investments	42.6
Liabilities in Excess of Other Assets	(8.8)
Total	100.0%

LHA Market StateTM Alpha Seeker ETF

Schedule of Investments
December 31, 2020

Shares	Security Description	Value
	EXCHANGE-TRADED FUNDS — 10.2%
131,200	ProShares VIX Short-Term Futures ETF (a)	$1,802,688
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,808,671)	1,802,688

Par		Effective Yield	Maturity	Value
	SHORT-TERM INVESTMENTS — 91.9%
	U.S. Treasury Bills — 66.4%
10,071,000	United States Treasury Bill (b)(c)	0.07%	5/20/2021	10,068,289
1,715,000	United States Treasury Bill (b)(c)	0.04%	1/28/2021	1,714,946
				11,783,235
Shares
	Money Market Funds — 25.5%
2,106,896	First American Government Obligations Fund, Class X, 0.04% (d)			2,106,896
2,106,896	First American Treasury Obligations Fund, Class X, 0.04% (d)			2,106,896
303,009	Goldman Sachs Financial Square Funds - Treasury Instruments Fund, Admin Shares, 0.00% (c)(d)			303,009
				4,516,801
	TOTAL SHORT-TERM INVESTMENTS (Cost $16,298,421)			16,300,036
	TOTAL INVESTMENTS — 102.1% (Cost $18,107,092)			18,102,724
	LIABILITIES IN EXCESS OF OTHER ASSETS — (2.1)%			(373,932)
	NET ASSETS — 100.0%			$17,728,792

Percentages are stated as a percentage of net assets.

(a)	Non-income producing security.
(b)	Zero coupon bond.
(c)	All or a portion of this security is held as collateral for written options and futures. At December 31, 2020, the total value of these securities amounted to $11,348,277 or 64.0% of net assets.
(d)	Annualized seven-day yield as of December 31, 2020.

The accompanying notes are an integral part of these financial statements.

LHA Market StateTM Tactical Beta ETF

Schedule of Investments
December 31, 2020

Shares	Security Description	Value
	EXCHANGE-TRADED FUNDS — 66.2% (e)
260,127	ProShares VIX Short-Term Futures ETF (a)	$3,574,145
54,804	SPDR S&P 500 ETF Trust (b)(f)	20,490,120
	TOTAL EXCHANGE TRADED FUNDS (Cost $23,033,526)	24,064,265

Par		Effective Yield	Maturity	Value
	SHORT-TERM INVESTMENTS — 42.6%
	U.S. Treasury Bills — 18.2%
6,622,000	United States Treasury Bill (b)(c)	0.08%	9/9/2021	6,618,510

Shares
	Money Market Funds — 24.4%
4,414,062	First American Government Obligations Fund, Class X, 0.04% (d)			4,414,062
4,414,062	First American Treasury Obligations Fund, Class X, 0.04% (d)			4,414,062
34,439	Goldman Sachs Financial Square Funds - Treasury Instruments Fund, Admin Shares, 0.00% (b)(d)			34,439
				8,862,563
	TOTAL SHORT-TERM INVESTMENTS (Cost $15,481,710)			15,481,073
	TOTAL INVESTMENTS — 108.8% (Cost $38,515,236)			39,545,338
	LIABILTIIES IN EXCESS OF OTHER ASSETS — (8.8)%			(3,202,431)
	NET ASSETS — 100.0%			$36,342,907

Percentages are stated as a percentage of net assets.

(a)	Non-income producing security.
(b)	All or a portion of this security is held as collateral for written options and futures. At December 31, 2020, the total value of these securities amounted to $13,333,136 or 36.7% of net assets.
(c)	Zero coupon bond.
(d)	Annualized seven-day yield as of December 31, 2020.
(e)

The risks of investing in investment companies, such as the underlying ETFs, typically reflect the risks of the types of investments in which the investment companies invest. See Note 9 in Notes to Financial Statements.

(f)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information about this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of these financial statements.

LHA Market StateTM Tactical Beta ETF

Schedule of Open Futures Contracts

December 31, 2020

Number of Contracts	Description	Expiration Month	Notional Value	Value & Unrealized Appreciation (Depreciation)
89	S&P 500 E-Mini Future (a)	March 2021	$16,682,160	$303,000

(a)	Exchange traded.

The accompanying notes are an integral part of these financial statements.

LHA Market StateTM Shares

Statements of Assets and Liabilities
December 31, 2020

	LHA Market StateTM Alpha Seeker ETF	LHA Market StateTM Tactical Beta ETF
ASSETS
Investments in Securities, at Value (a)	$18,102,724	$39,545,338
Segregated Cash at Broker for Futures and Options	—	979,000
Deposits at Broker for Futures and Options	—	130,268
Dividends and Interest Receivable	65	79,927
Total Assets	18,102,789	40,734,533

LIABILITIES
Payable for Securities Purchased	—	3,716,195
Payable for Distribution to Shareholders	344,552	648,256
Management Fees Payable	17,903	27,140
Payable to Broker for Futures and Options	11,535	—
Broker Interest Payable	7	35
Total Liabilities	373,997	4,391,626

NET ASSETS	$17,728,792	$36,342,907

NET ASSETS CONSIST OF:
Paid-in Capital	$19,310,795	$34,883,392
Total Distributable Earnings (Accumulated Deficit)	(1,582,003)	1,459,515
Net Assets	$17,728,792	$36,342,907

Net Asset Value:
Net Assets	$17,728,792	$36,342,907
Shares Outstanding (b)	750,000	1,350,000
Net Asset Value, Offering and Redemption Price per Share	$23.64	$26.92

(a) Identified Cost:
Investments in Securities	$18,107,092	$38,515,236

(b)	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

LHA Market StateTM Shares

Statements of Operations

For the Period Ended December 31, 2020

	LHA Market StateTM Alpha Seeker ETF(1)	LHA Market StateTM Tactical Beta ETF(2)
INVESTMENT INCOME
Dividends	$3	$79,723
Interest	14,395	1,476
Total Investment Income	14,398	81,199

EXPENSES
Management Fees	183,311	87,333
Broker Interest Expense	53,283	2,473
Total Expenses	236,594	89,806

Net Investment Income (Loss)	(222,196)	(8,607)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments in Securities	(2,749,077)	374,849
Securities Sold Short	(398,471)	—
Written Options	561,270	68,887
Futures	1,664,650	949,592
Change in Unrealized Appreciation (Depreciation) of:
Investments in Securities	(4,368)	1,030,102
Futures	—	303,000
Net Realized and Unrealized Gain (Loss) on Investments	(925,996)	2,726,430
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,148,192)	$2,717,823

(1)	The Fund commenced operations on May 13, 2020. The information presented is for the period from May 13, 2020 to December 31, 2020.
(2)	The Fund commenced operations on September 29, 2020. The information presented is for the period from September 29, 2020 to December 31, 2020.

The accompanying notes are an integral part of these financial statements.

LHA Market StateTM Alpha Seeker ETF

Statement of Changes in Net Assets

Period Ended December 31, 2020(a)
OPERATIONS
Net Investment Income (Loss)	$(222,196)
Net Realized Gain (Loss) on Investments	(921,628)
Change in Unrealized Appreciation (Depreciation) of Investments	(4,368)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,148,192)

DISTRIBUTIONS TO SHAREHOLDERS
Net Distributions to Shareholders	(344,552)
Total Distributions to Shareholders	(344,552)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	36,787,960
Payments for Shares Redeemed	(17,577,297)
Transaction Fees (Note 8)	10,873
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (b)	19,221,536
Net Increase (Decrease) in Net Assets	17,728,792

NET ASSETS
Beginning of Period	$—
End of Period	$17,728,792

(a)	The Fund commenced operations on May 13, 2020. The information presented is for the period from May 13, 2020 to December 31, 2020.
(b)	Summary of capital share transactions is as follows:

Shares
Shares Sold	1,475,000
Shares Redeemed	(725,000)
Net Increase (Decrease)	750,000

The accompanying notes are an integral part of these financial statements.

LHA Market StateTM Tactical Beta ETF

Statement of Changes in Net Assets

Period Ended December 31, 2020(a)
OPERATIONS
Net Investment Income (Loss)	$(8,607)
Net Realized Gain (Loss) on Investments	1,393,328
Change in Unrealized Appreciation (Depreciation) of Investments	1,333,102
Net Increase (Decrease) in Net Assets Resulting from Operations	2,717,823

DISTRIBUTIONS TO SHAREHOLDERS
Net Distributions to Shareholders	(648,256)
Total Distributions to Shareholders	(648,256)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	65,667,018
Payments for Shares Redeemed	(31,393,678)
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (b)	34,273,340
Net Increase (Decrease) in Net Assets	36,342,907

NET ASSETS
Beginning of Period	$—
End of Period	$36,342,907

(a)	The Fund commenced operations on September 29, 2020. The information presented is for the period from September 29, 2020 to December 31, 2020.
(b)	Summary of capital share transactions is as follows:

Shares
Shares Sold	2,575,000
Shares Redeemed	(1,225,000)
Net Increase (Decrease)	1,350,000

The accompanying notes are an integral part of these financial statements.

LHA Market StateTM Alpha Seeker ETF

Financial Highlights

For a capital share outstanding throughout the period

	Period Ended December 31, 2020(a)
Net Asset Value, Beginning of Period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)(g)	(0.20)
Net Realized and Unrealized Gain (Loss) on Investments	(0.71)
Total from Investment Operations	(0.91)

DISTRIBUTIONS TO SHAREHOLDERS:
From Net Investment Income	(0.46)
Total Distributions	(0.46)

CAPITAL SHARE TRANSACTIONS:
Transaction Fees (See Note 8)	0.01

Net Asset Value, End of Period	$23.64

Total Return	-3.62	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$17,729

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets (f)	1.42	%(d)(h)
Net Investment Income (Loss) to Average Net Assets (g)	-1.33	%(d)
Portfolio Turnover Rate (e)	1,603	%(c)

(a)	Commencement of operations on May 13, 2020.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes impact of in-kind transactions.
(f)	Does not include expenses of investment companies in which the Fund invests.
(g)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying companies in which the Fund invests.

(h)	Includes broker interest expense of 0.32%.

The accompanying notes are an integral part of these financial statements.

LHA Market StateTM Tactical Beta ETF

Financial Highlights

For a capital share outstanding throughout the period

	Period Ended December 31, 2020(a)
Net Asset Value, Beginning of Period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)(g)	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	2.41
Total from Investment Operations	2.40

DISTRIBUTIONS TO SHAREHOLDERS:
From Net Investment Income	(0.27)
From Net Realized Gains	(0.21)
Total Distributions	(0.48)

Net Asset Value, End of Period	$26.92

Total Return	9.65	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$36,343

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets (f)	1.13	%(d)(h)
Net Investment Income (Loss) to Average Net Assets (g)	-0.11	%(d)
Portfolio Turnover Rate (e)	132	%(c)

(a)	Commencement of operations on September 29, 2020.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes impact of in-kind transactions.
(f)	Does not include expenses of investment companies in which the Fund invests.
(g)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying companies in which the Fund invests.

(h)	Includes broker interest expense of 0.03%.

The accompanying notes are an integral part of these financial statements.

LHA Market StateTM Shares

Notes to Financial Statements

December 31, 2020

NOTE 1 – ORGANIZATION

LHA Market StateTM Alpha Seeker ETF and LHA Market StateTM Tactical Beta ETF (individually each a “Fund” or collectively the “Funds”) are non-diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). LHA Market StateTM Alpha Seeker ETF is an actively-managed exchange-traded fund (“ETF”) that seeks to provide positive returns across multiple market cycles that are generally not correlated to the U.S. equity or fixed income markets by investing long or short in instruments linked directly or indirectly to the performance and/or volatility of the S&P 500® Index based on models and analyses that seek to estimate the direction of the U.S. equity market. LHA Market StateTM Tactical Beta is an actively managed ETF and seeks long-term out-performance relative to the large-capitalization U.S. equity market by investing long or short in instruments linked directly or indirectly to the performance and/or volatility of the S&P 500 Index based on models and analyses that seek to estimate the direction of the S&P 500® Index. LHA Market StateTM Alpha Seeker ETF commenced operations on May 13, 2020, and LHA Market StateTM Tactical Beta ETF commenced operations on September 29, 2020.

The end of the reporting period for the Funds is December 31, 2020. The period covered by these Notes to Financial Statements is the period from May 13, 2020 through December 31, 2020 (the “current fiscal period”) for LHA Market StateTM Alpha Seeker ETF and September 29, 2020 through December 31, 2020 (the “current fiscal period”) for LHA Market StateTM Tactical Beta ETF.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services - Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange-traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market

LHA Market StateTM Shares

NOTES TO FINANCIAL STATEMENTS
December 31, 2020 (Continued)

Exchange® (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Futures contracts will be valued at the settlement price from the exchange on which they are traded.

Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest asked price across the exchanges where the option is principally traded. On the last trading day prior to expiration, expiring options will be priced at intrinsic value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued in accordance with prices provided by a pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

LHA Market StateTM Shares

NOTES TO FINANCIAL STATEMENTS
December 31, 2020 (Continued)

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:

LHA Market StateTM Alpha Seeker ETF

Assets^	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$1,802,688	$—	$—	$1,802,688
Short-Term Investments	4,516,801	11,783,235	—	16,300,036
Total Investments in Securities	$6,319,489	$11,783,235	$—	$18,102,724

^	See Schedule of Investments for further disaggregation of investment categories.

LHA Market StateTM Shares

NOTES TO FINANCIAL STATEMENTS
December 31, 2020 (Continued)

LHA Market StateTM Tactical Beta ETF

Assets^	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$24,064,265	$—	$—	$24,064,265
Short-Term Investments	8,862,563	6,618,510	—	15,481,073
Total Investments in Securities	$32,926,828	$6,618,510	$—	$39,545,338

^	See Schedule of Investments for further disaggregation of investment categories.

Other Financial Instruments (a)	Level 1	Level 2	Level 3	Total
Futures Contracts	$303,000	$—	$—	$303,000

(a)	Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts which are reflected at the unrealized appreciation on the instrument.

During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Funds’ uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

LHA Market StateTM Shares

NOTES TO FINANCIAL STATEMENTS
December 31, 2020 (Continued)

C.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized from sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

D.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid at least on an annual basis. Distributions are recorded on the ex-dividend date.

E.

Short Positions. Each Fund may sell securities it does not own in anticipation of a decline in the fair value of those securities (e.g., short sales not against the box). When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. For financial statement purposes, cash proceeds from securities sold short are included in the Statement of Assets and Liabilities as deposits at broker for securities sold short. The amount of the securities sold short, shown as a liability, is subsequently marked-to-market to reflect the current value of the short positions. Subsequent fluctuations in the market prices of securities sold short may require purchasing the securities at prices which could differ from the amount reflected in the Statement of Assets and Liabilities. The Funds are liable for any dividends or interest payable on securities while those securities are in a short position. Dividend and interest expense paid by the Funds, if any, are displayed in the Expenses section of the Statement of Operations. As collateral for short positions, the Funds also maintain segregated “Permissible Assets” consisting of cash, cash equivalents, or liquid securities. These segregated assets are valued consistent with Note 2A above. The Advisor shall earmark or instruct the Funds’ custodian to segregate Permissible Assets in an amount at least equal to the market value, calculated on a daily basis, of the securities sold short plus any dividends declared with respect to such securities and payable by the Funds.

F.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

LHA Market StateTM Shares

NOTES TO FINANCIAL STATEMENTS
December 31, 2020 (Continued)

G.

Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Funds, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV per share.

H.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

These timing differences are primarily due to differing book and tax treatments for in-kind transactions. For the fiscal period ended December 31, 2020, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
LHA Market StateTM Alpha Seeker ETF	$(89,259)	$89,259
LHA Market StateTM Tactical Beta ETF	$(610,052)	$610,052

During the fiscal period ended December 31, 2020, the Funds realized the following net capital gains (losses) from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains (losses) are not taxable to the Funds, and gains are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

LHA Market StateTM Alpha Seeker ETF	$89,259
LHA Market StateTM Tactical Beta ETF	$610,052

I.

Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

LHA Market StateTM Shares

NOTES TO FINANCIAL STATEMENTS
December 31, 2020 (Continued)

J.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

NOTE 3 – ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS

Futures Contracts. Each Fund may invest in futures contracts to hedge or manage risks associated with the Fund’s investments in securities or to gain exposure to certain asset classes or markets. Each Fund may purchase or sell futures contracts only if the Fund’s liabilities for the futures position are “covered” by an offsetting position in a futures contract or by the Fund segregating liquid assets equal to the Fund’s liabilities on the futures contract. Upon entering into a financial futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Funds on an as needed basis. The Funds record an unrealized gain or loss by marking each futures contract to market. A realized gain or loss is recorded when the contract is closed. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying assets. Futures contracts may have off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Schedule of Open Futures Contracts.

Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Funds may be required to make cash payments to maintain the required margin. In such situations, if a Fund had insufficient cash, it might have to sell portfolio securities to meet margin requirements at a time when it would be disadvantageous to do so. In addition, the Fund might be required to make delivery of the underlying instruments of futures contracts it holds. The inability to close positions

LHA Market StateTM Shares

NOTES TO FINANCIAL STATEMENTS
December 31, 2020 (Continued)

in futures could also have an adverse impact on the Funds’ ability to hedge or manage risks effectively. Collateral held by the Funds is presented on the Statements of Assets and Liabilities under segregated cash at broker for futures and options.

Options Contracts. The Funds may also purchase put or call options (or options spreads) on the VIX Index, the S&P 500, or in ETNs or ETFs that seek exposure to short-term VIX Index futures contracts.

Purchasing a call option gives the buyer the right to purchase shares of the reference asset at a specified price (“strike price”) until a specified date (“expiration date”) (American-style options) or at the expiration date (European-style options). The buyer of the call option pays an amount (premium) for buying the option. In the event the reference asset appreciates above the strike price, the buyer can exercise the option and receive the reference asset (for American-style options) or receive the difference between the value of the reference asset and the strike price (for European-style options) (which gain is offset by the premium initially paid), and in the event the reference asset declines in value, the call option may end up worthless and the Funds’ loss is limited to the amount of premium it paid. The Funds’ investments in call options and put options on the S&P 500 or the VIX Index are generally expected to be European-style options.

Purchasing a put option gives the buyer the right to sell shares of a reference asset at a strike price until the expiration date (American-style options) or at the expiration date (European-style options). The buyer of the put option pays an amount (premium) for buying the option. In the event the reference asset declines in value below the strike price and a Fund exercises its put option, the Fund will be entitled to deliver the reference asset (for American-style options) or receive the difference between the strike price and the value of the reference asset (for European-style options) (which gain is offset by the premium originally paid by the Fund), and in the event the reference asset closes above the strike price as of the expiration date, the put option may end up worthless and the Fund’s loss is limited to the amount of premium it paid.

A call spread entails the purchase of a call option and the sale of a call option on the same reference asset with the same expiration date but a higher strike price. A put spread entails the purchase of a put option and the sale of a put option on the same reference asset with the same expiration date but a lower strike price. The premium received from the sale of the call or put options is generally expected to offset the cost to the Fund of the purchased options in exchange for limiting the maximum return from such options.

The Funds may also write options. A written (sold) call option gives the seller the obligation to sell shares of the underlying asset at a specified prince (“strike price”) at a specified date (“expiration date”). The writer (seller) of the call option receives an

LHA Market StateTM Shares

NOTES TO FINANCIAL STATEMENTS
December 31, 2020 (Continued)

amount (premium) for writing (selling) the option. In the event the underlying asset appreciates above the strike price as of the expiration date, the writer (seller) of the call option will have to pay the difference between the value of the underlying asset and the strike price (which loss is offset by the premium initially received), and in the event the underlying asset declines in value, the call option may end up worthless and the writer (seller) of the call option retains the premium.

A written (sold) put option gives the seller the obligation to buy shares of the underlying asset at a specified price (“strike price”) at a specified date (“expiration date”). The writer (seller) of the put option receives an amount (premium) for writing (selling) the option. In the event the underlying asset depreciates below the strike price as of the expiration date, the writer (seller) of the put option pays the difference between the value of the underlying asset and the strike price (which loss is offset by the premium initially received), and in the event the underlying asset appreciates in value, the put option may end up worthless and the writer (seller) of the call option retains the premium.

When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the options written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. The Funds, as a writer of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

For financial statement purposes, cash held at or due to the broker for futures and options is included in the Statements of Assets and Liabilities as deposits at broker for futures and options or payable to broker for futures and options. Broker interest paid by the Funds, if any, is included as broker interest expense in the Statements of Operations. As collateral for written options, the Funds maintain segregated assets consisting of cash, cash, equivalents, or liquid securities (e.g. Permissible Assets). Segregated cash is included as segregated cash at broker for futures and options in the Statements of Assets and Liabilities. The Advisor may earmark or instruct the Funds’ custodian to segregate Permissible Assets in an amount at least equal to the market value, calculated on a daily basis, of the written options. Alternatively, a written call option contract can be “covered” through (a) ownership of the underlying instruments or (b) ownership of an option on such instruments at an exercise price equal to or lower than the exercise price of the short option, and a written put option contract can be

LHA Market StateTM Shares

NOTES TO FINANCIAL STATEMENTS
December 31, 2020 (Continued)

“covered” (a) through ownership of a put option with an exercise price at least equal to the Funds’ delivery or purchase obligation or (b) through selling short the underlying instrument at a price at least equal to the Funds’ purchase obligation.

The effect of derivative instruments on the Statements of Assets and Liabilities as of the end of the current fiscal period was as follows:

LHA Market StateTM Tactical Beta ETF

Asset Derivatives
Derivatives Not Accounted For as Hedging Instruments	Location	Value
Equity Contracts – Futures	Deposits at Broker for Futures and Options*	$ 109,470

*	Deposits at broker for futures and options on the Statement of Assets and Liabilities includes the daily change in variation margin as of December 31, 2020.

The effect of derivative instruments on the Statements of Operations for the current fiscal period was as follows:

LHA Market StateTM Alpha Seeker ETF

Derivatives Not Accounted For as Hedging Instruments	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity Contracts – Futures	$ 1,664,650	$ —
Equity Contracts – Purchased Options	(2,725,499)*	—
Equity Contracts – Written Options	561,270	—

*	Included in net realized gain (loss) on investments as reported in the Statement of Operations.

LHA Market StateTM Shares

NOTES TO FINANCIAL STATEMENTS
December 31, 2020 (Continued)

LHA Market StateTM Tactical Beta ETF

Derivatives Not Accounted For as Hedging Instruments	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity Contracts – Futures	$ 949,592	$ 303,000
Equity Contracts – Written Options	68,887	—

The average monthly market values of outstanding purchased and written options during the current fiscal period were as follows:

	Purchased Options	Written Options
LHA Market StateTM Alpha Seeker ETF	$ 197,613	$ (713)
LHA Market StateTM Tactical Beta ETF	—	(508)

The average monthly notional amount of short and long futures during the current fiscal period were as follows:

	Short Futures	Long Futures
LHA Market StateTM Alpha Seeker ETF	$ (1,115,068)	$ 4,583,566
LHA Market StateTM Tactical Beta ETF	—	11,853,164

Offsetting of Financial Assets and Derivatives Assets:

During the ordinary course of business, the Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis.

LHA Market StateTM Shares

NOTES TO FINANCIAL STATEMENTS
December 31, 2020 (Continued)

The following table provides a summary of offsetting financial assets and derivatives and the effect of derivative instruments on the Statements of Assets and Liabilities as of the end of the current fiscal period.

LHA Market StateTM Tactical Beta ETF

	Gross	Gross Amounts Offset in the Statement	Net Amounts Presented in the Statement	Gross Amounts not offset in the Statement of Assets and Liabilities
Description / Counterparty	Amounts of Recognized Assets	of Assets and Liabilities	of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Assets
Futures Contracts*
Goldman Sachs	$109,470	$—	$109,470	$—	$—	$109,470
	$109,470	$—	$109,470	$—	$—	$109,470

*	Deposits at broker for futures and options on the Statement of Assets and Liabilities includes the daily change in variation margin as of December 31, 2020.

In some instances, the collateral amounts disclosed in the tables were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received/pledged may be more than the amounts disclosed herein.

NOTE 5 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Little Harbor Advisors, LLC (“the Adviser”), serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued

LHA Market StateTM Shares

NOTES TO FINANCIAL STATEMENTS
December 31, 2020 (Continued)

deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Funds, the Funds each pay the Adviser 1.10% at an annual rate based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the board; monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
LHA Market StateTM Alpha Seeker ETF	$42,458,493	$38,516,973
LHA Market StateTM Tactical Beta ETF	43,455,372	23,814,709

During the current fiscal period, there were no purchases or sales of long-term U.S. Government securities by the Funds. The Funds held U.S. Treasury Bills during the current fiscal period which are considered short-term securities.

During the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

	Creations	Redemptions
LHA Market StateTM Alpha Seeker ETF	$—	$2,176,599
LHA Market StateTM Tactical Beta ETF	20,914,475	17,896,461

LHA Market StateTM Shares

NOTES TO FINANCIAL STATEMENTS
December 31, 2020 (Continued)

NOTE 7 – INCOME TAX INFORMATION

The components of distributable earnings/(accumulated deficit) and cost basis of investments for federal income tax purposes as of December 31, 2020 in the Funds, were as follows:

	LHA Market StateTM Alpha Seeker ETF	LHA Market StateTM Tactical Beta ETF
Tax cost of investments	$18,107,095	$38,515,630
Gross tax unrealized appreciation	$1,615	$1,158,155
Gross tax unrealized depreciation	(5,986)	(128,447)
Net tax unrealized appreciation (depreciation)	(4,371)	1,029,708
Undistributed ordinary income	112,533	—
Undistributed long-term gain	—	464,963
Other accumulated gain (loss)	(1,690,165)	(35,156)
Distributable earnings (accumulated deficit)	$(1,582,003)	$1,459,515

The difference between book and tax-basis cost is attributable to wash sales.

At December 31, 2020, the Funds deferred, on a tax basis, no post-October capital losses or late-year ordinary losses.

As of December 31, 2020, the Funds had the following capital loss carryforwards with no expiration:

	Short-Term	Long-Term
LHA Market StateTM Alpha Seeker ETF	$1,390,419	$299,748
LHA Market StateTM Tactical Beta ETF	—	—

The tax character of distributions paid by the Funds during the fiscal year ended December 31, 2020, were as follows:

	Year Ended December 31, 2020
	Ordinary Income	Long-Term Capital Gain
LHA Market StateTM Alpha Seeker ETF	$344,552	$—
LHA Market StateTM Tactical Beta ETF	369,067	279,189

LHA Market StateTM Shares

NOTES TO FINANCIAL STATEMENTS
December 31, 2020 (Continued)

NOTE 8 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the creation or redemption of Creation Units. The standard fixed creation and redemption transaction fee for the Funds are $250 payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Funds, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 9 – PRINCIPAL RISKS

Investment Company Risk. The risks of investing in investment companies, such as the Underlying ETFs, typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, the Funds become a shareholder of that investment company and bear their proportionate share of the fees and expenses of the other investment company. The Funds may be subject to statutory limits with respect to the amount they can invest in other ETFs, which may adversely affect the Funds’ ability to achieve their investment objective. Investments in

LHA Market StateTM Shares

NOTES TO FINANCIAL STATEMENTS
December 31, 2020 (Continued)

ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their NAV; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) trading of an ETF’s shares may be halted for a number of reasons.

COVID-19 Risk. The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Funds’ investments.

LHA Market StateTM Shares

Report of Independent Registered Public Accounting Firm

To the Shareholders of LHA Market State™ Shares and
Board of Trustees of ETF Series Solutions

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments and open futures contracts (as applicable), of LHA Market State™ Shares comprising the funds listed below (the “Funds”), each a series of ETF Series Solutions, as of December 31, 2020, the related statements of operations, the statements of changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2020, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
LHA Market State™ Alpha Seeker ETF	For the period from May 13, 2020 (commencement of operations) through December 31, 2020
LHA Market State™ Tactical Beta ETF	For the period from September 29, 2020 (commencement of operations) through December 31, 2020

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis,

LHA Market StateTM Shares

Report of Independent Registered Public Accounting Firm
(Continued)

evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian and brokers. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more of the Little Harbor Advisors LLC’s investment companies since 2018.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
February 26, 2021

LHA Market StateTM Shares

Trustees and Officers

(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Leonard M. Rush, CPA Born: 1946	Lead Independent Trustee and Audit Committee Chairman	Indefinite term; since 2012	Retired; formerly Chief Financial Officer, Robert W. Baird & Co. Incorporated (wealth management firm) (2000–2011).	47	Independent Trustee, Managed Portfolio Series (39 portfolios) (since 2011).
David A. Massart Born: 1967	Trustee	Indefinite term; since 2012	Co-Founder, President, and Chief Investment Strategist, Next Generation Wealth Management, Inc. (since 2005).	47	Independent Trustee, Managed Portfolio Series (39 portfolios) (since 2011).
Janet D. Olsen Born: 1956	Trustee	Indefinite term; since 2018	Retired; formerly Managing Director and General Counsel, Artisan Partners Limited Partnership (investment adviser) (2000–2013); Executive Vice President and General Counsel, Artisan Partners Asset Management Inc. (2012–2013); Vice President and General Counsel, Artisan Funds, Inc. (investment company) (2001–2012).	47	Independent Trustee, PPM Funds (9 portfolios) (since 2018).
Interested Trustee
Michael A. Castino Born: 1967	Trustee and Chairman	Indefinite term; Trustee since 2014; Chairman since 2013	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2013); Managing Director of Index Services, Zacks Investment Management (2011–2013).	47	None

LHA Market StateTM Shares

TRUSTEES AND OFFICERS

(Unaudited) (Continued)

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Principal Officers of the Trust
Kristina R. Nelson Born: 1982	President	Indefinite term; since 2019	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2020); Vice President, U.S. Bancorp Fund Services, LLC (2014–2020); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2013–2014).
Michael D. Barolsky Born: 1981	Vice President and Secretary	Indefinite term; since 2014 (other roles since 2013)	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Vice President, U.S. Bancorp Fund Services, LLC (2012-2019); Associate, Thompson Hine LLP (law firm) (2008–2012).
James R. Butz Born: 1982	Chief Compliance Officer	Indefinite term; since 2015	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2015); Vice President, U.S. Bancorp Fund Services, LLC (2014–2015); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2011–2014).
Kristen M. Weitzel, CPA Born: 1977	Treasurer	Indefinite term; since 2014 (other roles since 2013)	Vice President, U.S. Bancorp Fund Services, LLC (since 2015); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2011–2015); Manager, PricewaterhouseCoopers LLP (accounting firm) (2005–2011).
Jessica L. Vorbeck Born: 1984	Assistant Treasurer	Indefinite term; since 2020	Officer, U.S. Bancorp Fund Services, LLC (since 2018; 2014-2017)
Elizabeth A. Winske Born: 1983	Assistant Treasurer	Indefinite term; since 2017	Vice President, U.S. Bancorp Fund Services, LLC (since 2020); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2016– 2020); Officer, U.S. Bancorp Fund Services, LLC (2012–2016).
Jason E. Shlensky Born: 1987	Assistant Treasurer	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Officer, U.S. Bancorp Fund Services, LLC (2014–2019).
Isabella K. Zoller Born: 1994	Assistant Secretary	Indefinite term; since 2020	Regulatory Administration Attorney, U.S. Bancorp Fund Services, LLC (Since 2019), Regulatory Administration Intern, U.S. Bancorp Fund Services, LLC (2018-2019) and Law Student (2016-2019).

LHA Market StateTM Shares

TRUSTEES AND OFFICERS

(Unaudited) (Continued)

The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request, by calling toll free (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.lhafunds.com.

LHA Market StateTM Shares

Expense Example

For the Period Ended December 31, 2020 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Funds shares, and (2) ongoing costs, including management fees and other Funds expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing each Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below in the Expense Example table.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Funds shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

LHA Market StateTM Shares

Expense Example
For the Period Ended December 31, 2020 (Unaudited) (Continued)

LHA Market StateTM Alpha Seeker ETF

	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During the Period(1)
Actual	$1,000.00	$1,038.40	$5.64
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.61	$5.58

LHA Market StateTM Tactical Beta ETF

	Beginning Account Value September 29, 2020(2)	Ending Account Value December 31, 2020	Expenses Paid During the Period
Actual	$1,000.00	$1,096.50	$2.93(3)
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.61	$5.58(1)

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 1.10%, multiplied by the average account value during the six-month period, multiplied by 184/366, to reflect the one-half year period.

(2)	Fund commencement.
(3)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 1.10%, multiplied by the average account value during the period, multiplied by 93/366, to reflect the period.

LHA Market StateTM Shares

Approval of Advisory Agreements & Board Consideration

(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on April 21-22, 2020 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”) between Little Harbor Advisors, LLC (the “Adviser”) and the Trust, on behalf of the LHA Market State Tactical Beta ETF (the “Fund”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser; (ii) the historical performance of the Fund’s strategy; (iii) the cost of the services to be provided and the profits expected to be realized by the Adviser and its affiliates from services rendered to the Fund; (iv) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (v) the extent to which economies of scale might be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) any other financial benefits to the Adviser and its affiliates resulting from services rendered to the Fund.

The Board also considered that the Adviser, along with other service providers of the Fund, had provided written updates on the firm over the course of the year with respect to its role as Adviser to another series in the Trust, and the Board considered that information alongside the Materials in its evaluation of Adviser’s fees and other aspects of the Agreements. The Board then discussed the Materials, the Adviser’s oral presentation, and any other information that the Board received at the Meeting, and deliberated on the approval of the Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to the Fund. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and past reports from the Trust’s CCO regarding his review of the Adviser’s compliance program, as well as the Board’s experience with the Adviser as the investment adviser to another series of the Trust. The Board noted that it had received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions

LHA Market StateTM Shares

Approval of Advisory Agreements & Board Consideration
(Unaudited) (Continued)

that included, among other things, information about the background and experience of the firm’s key personnel, the services to be provided by the Adviser, and the ownership structure of the firm.

The Board also considered other services to be provided to the Fund, such as monitoring adherence to the Fund’s investment restrictions, monitoring compliance with various Fund policies and with applicable securities regulations, and monitoring the extent to which the Fund achieves its investment objective as an actively-managed fund. The Board further considered the oral information provided by the Adviser with respect to the impact of the COVID-19 pandemic on the Adviser’s operations.

Historical Performance. The Board noted that the Fund had not yet commenced operations and concluded that the performance of the Fund, thus, was not a relevant factor in their deliberations. The Board also considered information provided about the past performance of a composite of separately managed accounts managed by the Fund’s portfolio managers using a substantially similar investment strategy.

Cost of Services to be Provided and Economies of Scale. The Board then reviewed the proposed expense ratio for the Fund and compared it to the universe of Long-Short Equity ETFs as reported by Morningstar (the “Category Peer Groups”). The Board noted that the proposed expense ratio for the Fund was higher than the median for each Category Peer Group, but within the range of expense ratios for each Category Peer Group. The Board further noted that the Fund’s proposed expense ratio was below the median for a group of direct competitors identified by the Adviser (the “Selected Peer Group”), although the Board also noted that the universe of the Selected Peer Group was comprised of Alternative ETFs. The Board determined that the Fund’s anticipated expense ratio, including the proposed advisory fee, was reasonable given the nature of the investment strategy. The Board also considered that the Fund may invest in other investment companies and, as a result, may incur acquired fund fees and expenses (i.e., the Fund’s proportionate share of an underlying investment company’s expenses) from such investments.

The Board took into consideration that the advisory fee for the Fund was a “unified fee,” meaning the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s anticipated profitability with respect to the Fund and the financial resources the Adviser had committed and proposed to commit to its business. The Board determined such analyses were

LHA Market StateTM Shares

Approval of Advisory Agreements & Board Consideration
(Unaudited) (Continued)

not a significant factor given that the Fund had not yet commenced operations and consequently, the future size of the Fund and the Adviser’s future profitability were generally unpredictable. The Board expressed the view that the Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board further determined that, based on the amount and structure of the Fund’s unitary fee, such economies of scale would be shared with Fund shareholders in the initial period of the Fund’s operations, although the Board intends to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

LHA Market StateTM Shares

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2019. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

LHA Market StateTM Shares

Federal Tax Information

(Unaudited)

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal period ended December 31, 2020, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

LHA Market StateTM Alpha Seeker ETF	0.00%
LHA Market StateTM Tactical Beta ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividend received deduction for the period ended December 31, 2020 was as follows:

LHA Market StateTM Alpha Seeker ETF	0.00%
LHA Market StateTM Tactical Beta ETF	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund was as follows:

LHA Market StateTM Alpha Seeker ETF	0.00%
LHA Market StateTM Tactical Beta ETF	56.93%

Information About Portfolio Holdings
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.lhafunds.com.

LHA Market StateTM Shares

Information About Proxy Voting

(Unaudited)

A description of the policies and procedures the Funds uses to determine how to vote proxies relating to portfolio securities is provided in the SAI. The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.lhafunds.com.

When available, information regarding how the Funds voted proxies relating to portfolio securities during the twelve-months ending June 30 will be (1) available by calling toll-free at (800) 617-0004 and (2) the SEC’s website at www.sec.gov.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the daily net asset value (NAV) is available, without charge, on the Funds’ website at www.lhafunds.com.

(This Page Intentionally Left Blank.)

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Adviser

Little Harbor Advisors, LLC
30 Doaks Lane
Marblehead, MA 01945

Distributor

Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004-2541

LHA Market StateTM Alpha Seeker ETF

Symbol – MSVX
CUSIP – 26922A156

LHA Market StateTM Tactical Beta ETF

Symbol – MSTB
CUSIP – 26922B105

(b)	Not applicable for this Registrant.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

LHA Market StateTM Alpha Seeker ETF

FYE 12/31/2020
Audit Fees	$15,000
Audit-Related Fees	N/A
Tax Fees	$3,000
All Other Fees	N/A

LHA Market StateTM Tactical Beta ETF

FYE 12/31/2020
Audit Fees	$15,000
Audit-Related Fees	N/A
Tax Fees	$3,000
All Other Fees	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

LHA Market StateTM Alpha Seeker ETF

FYE 12/31/2020
Audit Fees	0%
Tax Fees	0%
All Other Fees	0%

LHA Market StateTM Tactical Beta ETF

FYE 12/31/2020
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last year. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

LHA Market StateTM Alpha Seeker ETF

Non-Audit Related Fees	FYE 12/31/2020
Registrant	N/A
Registrant’s Investment Adviser	N/A

LHA Market StateTM Tactical Beta ETF

Non-Audit Related Fees	FYE 12/31/2020
Registrant	N/A
Registrant’s Investment Adviser	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Leonard M. Rush, David A. Massart, and Janet D. Olsen.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	03/10/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	03/10/2021

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	03/10/2021

*	Print the name and title of each signing officer under his or her signature.